UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: November 30

Date of reporting period: December 1, 2022—May 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   May 31, 2023
Vanguard New Jersey Long-Term Tax-Exempt Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	41
Liquidity Risk Management	43

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended May 31, 2023
	Beginning Account Value 11/30/2022	Ending Account Value 5/31/2023	Expenses Paid During Period
Based on Actual Fund Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,026.50	$0.86
Admiral™ Shares	1,000.00	1,026.90	0.45
Based on Hypothetical 5% Yearly Return
New Jersey Long-Term Tax-Exempt Fund
Investor Shares	$1,000.00	$1,024.08	$0.86
Admiral Shares	1,000.00	1,024.48	0.45
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.17% for Investor Shares and 0.09% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

New Jersey Long-Term Tax-Exempt Fund
Distribution by Stated Maturity
As of May 31, 2023
Under 1 Year	7.0%
1 - 3 Years	4.2
3 - 5 Years	4.6
5 - 10 Years	14.9
10 - 20 Years	37.9
20 - 30 Years	27.7
Over 30 Years	3.7
The table reflects the fund’s investments, except for short-term investments and derivatives.

New Jersey Long-Term Tax-Exempt Fund
Financial Statements (unaudited)
Schedule of Investments
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Tax-Exempt Municipal Bonds (99.9%)
New Jersey (91.9%)
[1]	Atlantic City Board of Education GO	4.000%	4/1/24	165	166
[1]	Atlantic City Board of Education GO	4.000%	4/1/25	175	177
[1]	Atlantic City Board of Education GO	4.000%	4/1/26	200	204
[1]	Atlantic City Board of Education GO	4.000%	4/1/27	210	217
[1]	Atlantic City Board of Education GO	4.000%	4/1/28	230	239
[1]	Atlantic City Board of Education GO	4.000%	4/1/29	215	225
[1]	Atlantic City Board of Education GO	4.000%	4/1/30	170	178
[1]	Atlantic City Board of Education GO	4.000%	4/1/31	175	182
[1]	Atlantic City Board of Education GO	4.000%	4/1/32	175	181
[1]	Atlantic City Board of Education GO	4.000%	4/1/33	180	185
[1]	Atlantic City Board of Education GO	4.000%	4/1/34	150	154
	Atlantic City NJ GO	5.000%	12/1/23	1,115	1,115
[2]	Atlantic City NJ GO	5.000%	3/1/26	250	261
[2]	Atlantic City NJ GO	5.000%	3/1/32	750	799
[2]	Atlantic City NJ GO	5.000%	3/1/37	4,420	4,642
[1]	Atlantic City NJ GO	5.000%	3/1/37	1,010	1,061
[2]	Atlantic City NJ GO	5.000%	3/1/42	410	426
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/24	125	127
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/25	125	128
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/26	125	130
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/27	175	185
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/28	250	269
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/29	200	218
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/34	275	306
[1]	Atlantic County Improvement Authority College & University Revenue	5.000%	7/1/35	350	387
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/36	275	275
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/37	710	696
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/38	350	340

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/39	300	289
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/40	600	574
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/41	525	502
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/47	1,180	1,117
[1]	Atlantic County Improvement Authority College & University Revenue	4.000%	7/1/53	1,670	1,546
[1]	Atlantic County Improvement Authority Government Fund/Grant Revenue	4.000%	7/1/46	5,000	4,857
[1]	Atlantic County Improvement Authority Miscellaneous Revenue	5.000%	9/1/28	3,000	3,192
	Atlantic County NJ GO	2.000%	6/1/35	1,160	917
	Atlantic County NJ GO	2.000%	6/1/38	785	569
	Atlantic County NJ GO	2.000%	6/1/39	1,310	933
	Bergenfield Borough NJ GO	3.000%	8/1/40	1,645	1,397
	Bergenfield Borough NJ GO	3.000%	8/1/41	1,645	1,378
	Bergenfield Borough NJ GO	3.000%	8/1/42	1,645	1,386
	Burlington NJ GO	3.000%	5/1/33	1,745	1,665
	Burlington NJ GO	3.000%	5/1/34	1,790	1,687
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/52	1,325	1,398
	Camden County Improvement Authority Charter School Aid Revenue	6.000%	6/15/62	3,075	3,227
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/52	1,865	1,808
[3]	Camden County Improvement Authority Charter School Aid Revenue (Camden Preparatory High School Project)	5.000%	7/15/62	3,520	3,347
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue	5.750%	2/15/42	12,625	12,642
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/28	1,500	1,508
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/29	3,500	3,521
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/30	3,805	3,828
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/31	6,055	6,092
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/32	2,500	2,514
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/33	2,000	2,010
	Camden County Improvement Authority Health, Hospital, Nursing Home Revenue (Cooper Health Systems Project)	5.000%	2/15/34	1,650	1,658
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/36	3,310	3,366
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Capital Program)	4.000%	1/15/39	610	601
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/32	515	551
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	5.000%	1/15/34	500	535
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/36	80	81
	Camden County Improvement Authority Lease (Non-Terminable) Revenue (County Guaranteed Loan-Capital Program)	4.000%	1/15/38	715	709
	Camden County NJ GO	3.000%	3/1/33	550	527

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cape May NJ GO	2.375%	10/1/32	3,815	3,383
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/28	2,000	2,048
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/29	2,500	2,560
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/30	2,950	3,017
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/31	1,500	1,532
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.000%	11/1/32	1,450	1,479
[1]	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	4.000%	11/1/34	120	120
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/39	5,000	5,040
	Casino Reinvestment Development Authority Inc. Hotel Occupancy Tax Revenue	5.250%	11/1/44	11,930	11,996
[1]	Clifton Board of Education GO	2.000%	8/15/40	3,550	2,456
[1]	Clifton Board of Education GO	2.125%	8/15/42	1,850	1,259
[1]	Clifton Board of Education GO	2.125%	8/15/43	1,155	775
[1]	Clifton Board of Education GO	2.250%	8/15/45	7,940	5,287
[2]	Cumberland County Improvement Authority Lease Revenue (County Correctional Facility Project)	4.000%	10/1/54	5,105	4,812
	East Brunswick Township Board of Education GO	4.000%	5/15/33	350	367
	East Brunswick Township Board of Education GO	3.000%	5/15/37	620	548
	East Brunswick Township Board of Education GO	3.000%	5/15/38	500	434
	East Brunswick Township Board of Education GO	3.000%	5/15/39	730	626
	East Brunswick Township Board of Education GO	3.000%	5/15/40	755	639
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/32	795	890
[1]	East Orange NJ (East Orange Board Education Project) GO	5.000%	10/15/33	610	681
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/34	400	364
[1]	East Orange NJ (East Orange Board Education Project) GO	3.000%	10/15/35	400	356
[1]	East Orange NJ (East Orange Board Education Project) GO	4.000%	10/15/40	1,345	1,330
[2]	East Rutherford Board of Education GO	2.250%	7/15/41	668	476
	Edgewater Borough NJ GO	1.000%	2/15/34	1,105	835
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/30	165	161
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/38	545	494
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/40	1,575	1,425
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/46	815	701
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/51	1,100	919
	Essex County Improvement Authority Charter School Aid Revenue	4.000%	6/15/56	3,925	3,186
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	7/15/60	2,750	2,199
[3]	Essex County Improvement Authority Charter School Aid Revenue	4.000%	8/1/60	1,000	799
	Essex County Improvement Authority Lease Revenue	4.000%	11/1/38	735	744
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/33	170	190
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/34	175	194
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/35	250	274
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	5.000%	8/1/36	250	270
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/37	300	302
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/38	615	613

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/39	635	629
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/40	665	653
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/41	690	678
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/46	1,050	1,000
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/56	5,500	5,019
[2]	Essex County Improvement Authority Local or Guaranteed Housing Revenue	4.000%	8/1/60	3,125	2,887
	Essex County NJ GO	2.000%	9/1/33	1,905	1,586
	Essex County NJ GO	3.000%	8/15/34	1,495	1,459
	Essex County NJ GO	3.000%	8/15/35	1,600	1,535
	Essex County NJ GO	3.000%	8/15/36	1,880	1,765
	Essex County NJ GO	2.000%	9/1/36	1,250	949
	Essex County NJ GO	2.000%	9/1/37	2,035	1,503
	Essex County NJ GO	4.000%	9/1/42	1,340	1,343
	Essex County NJ GO	2.000%	9/1/47	3,900	2,394
	Essex County NJ GO	4.000%	9/1/47	1,440	1,407
	Essex County NJ GO	4.000%	9/1/48	860	831
	Ewing Township Board of Education GO	4.000%	7/15/34	3,040	3,120
	Ewing Township Board of Education GO	4.000%	7/15/35	3,045	3,105
	Fort Lee Borough NJ GO	2.000%	11/1/33	2,715	2,254
	Fort Lee Parking Authority Auto Parking Revenue	5.000%	9/15/46	5,500	5,836
[1]	Garden State Preservation Trust Appropriations Revenue	5.750%	11/1/28	5,050	5,478
[1]	Garden State Preservation Trust Recreational Revenue	0.000%	11/1/28	6,535	5,429
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/31	1,950	2,011
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/32	1,775	1,830
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	2,275	2,345
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/33	275	305
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	1,200	1,237
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/34	350	389
[2]	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/36	1,000	1,095
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/38	1,750	1,738
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/39	1,340	1,317
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/40	650	634
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/41	240	234
	Gloucester County Improvement Authority College & University Revenue	5.000%	7/1/44	930	947
[2]	Gloucester County Improvement Authority College & University Revenue	4.000%	7/1/51	2,500	2,335
[1]	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	5.000%	11/1/30	1,200	1,261
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/37	725	733

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/38	640	644
	Gloucester County Improvement Authority College & University Revenue (Rowan University Project)	4.000%	7/1/39	575	577
[2]	Harrison NJ GO	4.000%	3/1/38	330	331
	Hoboken NJ GO	3.000%	2/15/51	1,455	1,166
	Hoboken NJ GO	3.000%	2/15/52	1,455	1,158
	Howell Township NJ GO	2.000%	10/1/36	1,980	1,503
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.000%	5/1/41	5,565	5,748
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue	5.250%	5/1/51	7,150	7,379
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/34	2,000	1,888
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/35	2,000	1,850
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/36	2,000	1,812
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/37	2,000	1,764
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/38	2,000	1,724
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	3.000%	10/1/39	2,000	1,689
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/41	4,500	4,465
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/46	4,500	4,419
	Hudson County Improvement Authority Lease (Non-Terminable) Revenue (Hudson County Courthouse Project)	4.000%	10/1/51	16,320	15,826
	Hudson County Improvement Authority Lease Revenue	5.000%	6/15/37	1,370	1,417
	Hudson County Improvement Authority Lease Revenue	5.000%	8/1/42	1,300	1,330
	Hudson County NJ GO	2.000%	11/15/34	1,775	1,448
	Hudson County NJ GO	2.000%	11/15/35	1,000	785
	Hudson County NJ GO	2.125%	11/15/36	1,920	1,480
	Hudson County NJ GO	2.125%	11/15/37	1,000	756
	Hudson County NJ GO	2.250%	11/15/38	1,520	1,137
	Hudson County NJ GO	2.375%	11/15/39	1,000	748
	Hudson County NJ GO	2.375%	11/15/40	1,000	736
	Jersey City NJ GO	5.000%	11/1/31	510	554
	Jersey City NJ GO	5.000%	11/1/33	415	450
	Jersey City NJ GO	4.000%	11/1/34	2,000	2,042
	Jersey City NJ GO	4.000%	11/1/35	1,170	1,187
	Jersey City NJ GO	5.000%	11/1/37	1,000	1,066
	Jersey City NJ GO	3.000%	2/15/38	7,635	6,643
[1]	Kearny NJ GO	3.000%	2/1/30	1,680	1,640
[1]	Lenape Regional High School District GO	4.000%	1/1/41	3,750	3,714
[1]	Lenape Regional High School District GO	4.000%	1/1/42	2,795	2,744
[2]	Lindenwold Boro School District GO	3.000%	2/1/35	1,355	1,254
[2]	Lindenwold Boro School District GO	4.000%	2/1/45	1,760	1,721
[2]	Lindenwold Boro School District GO	4.000%	2/1/46	1,807	1,759
	Mercer County NJ GO	0.050%	2/15/32	5,000	3,565
[3]	Mercer County NJ GO TOB VRDO	3.950%	6/1/23	32,400	32,400
	Mercer County Township of Lawrence NJ GO	3.000%	6/9/23	7,148	7,146
	Middlesex County Improvement Authority Auto Parking Revenue	4.000%	9/1/51	3,000	2,890
	Middlesex Monroe Township Board of Education GO, Prere.	5.000%	3/1/25	3,000	3,093

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Monmouth County Improvement Authority Intergovernmental Agreement Revenue	4.000%	7/15/34	1,800	1,843
	Monmouth County Improvement Authority Lease Revenue	4.000%	8/1/36	50	51
	Monmouth County NJ GO	5.000%	7/15/34	580	654
	Monmouth Regional High School District GO	3.000%	2/1/32	1,255	1,243
	Monmouth Regional High School District GO	3.000%	2/1/33	1,015	995
	Monroe Township NJ GO	5.000%	1/15/29	425	471
	Monroe Township NJ GO	5.000%	1/15/33	460	518
[2]	New Brunswick Parking Authority Auto Parking Revenue	5.000%	9/1/39	1,025	1,063
	New Jersey Building Authority Lease (Appropriation) Revenue, Prere.	4.000%	6/15/26	605	622
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/24	880	881
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.250%	7/1/24	6,025	6,090
[5]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/24	1,500	1,531
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/25	2,500	2,573
	New Jersey Economic Development Authority Appropriations Revenue	5.250%	6/15/27	1,160	1,193
[4]	New Jersey Economic Development Authority Appropriations Revenue	5.500%	9/1/28	2,220	2,448
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/15/30	1,000	1,045
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/31	100	109
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/32	265	267
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,420	1,549
[1]	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/33	1,500	1,525
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	7/1/33	7,155	7,521
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	7/1/34	5,825	5,829
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	3/1/35	215	239
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/35	2,620	2,819
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/36	3,405	3,417
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/37	700	694
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/37	1,440	1,520
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/38	1,280	1,344
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/39	2,125	2,237
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/40	4,000	4,067
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/44	2,650	2,494
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/46	7,160	6,716

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Appropriations Revenue	4.625%	6/15/48	5,000	5,033
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/48	3,585	3,691
	New Jersey Economic Development Authority Appropriations Revenue	5.000%	6/15/49	3,400	3,530
	New Jersey Economic Development Authority Appropriations Revenue	4.000%	6/15/50	2,285	2,119
	New Jersey Economic Development Authority Appropriations Revenue (Hospital Asset Transfer Program)	5.000%	10/1/38	2,035	2,119
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	2,150	2,186
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	4,145	4,215
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	470	478
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/24	455	463
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	6/15/25	3,685	3,820
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	2,500	2,604
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,000	9,375
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	9,450	9,843
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.250%	6/15/25	1,340	1,396
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	4.750%	12/15/26	4,970	5,274
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/26	5,060	5,412
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	2,500	2,715
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.500%	12/15/26	5,475	5,947
	New Jersey Economic Development Authority Appropriations Revenue, Prere.	5.000%	12/15/28	6,790	7,559
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	6/15/29	1,120	1,068
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/1/29	625	607
	New Jersey Economic Development Authority Charter School Aid Revenue	4.000%	7/15/37	130	121
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/38	350	351
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	12/1/48	2,465	2,480
	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	7/1/50	1,100	1,053
[3]	New Jersey Economic Development Authority Charter School Aid Revenue	5.000%	6/15/54	730	654
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/30	650	683
[1]	New Jersey Economic Development Authority College & University Revenue	5.000%	6/1/42	10,000	10,203
	New Jersey Economic Development Authority College & University Revenue, Prere.	5.000%	6/15/23	8,800	8,805

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Bancroft NeuroHealth Project)	5.000%	6/1/41	2,105	1,884
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Cranes Mill Project)	5.000%	1/1/49	5,000	4,092
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	4.375%	1/1/24	135	135
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue (Lions Gate Project)	5.250%	1/1/44	4,905	4,555
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, ETM	4.000%	7/1/24	1,040	1,042
	New Jersey Economic Development Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	2,250	2,287
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/34	2,250	2,414
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	2,000	2,131
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/36	1,000	1,075
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/37	1,065	1,133
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/38	2,440	2,582
[6]	New Jersey Economic Development Authority Intergovernmental Agreement Revenue	5.250%	6/15/39	2,000	2,107
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.000%	11/1/25	260	262
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	4.125%	6/15/26	2,515	2,529
	New Jersey Economic Development Authority Lease (Appropriation) Revenue	5.000%	11/1/26	3,695	3,883
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/31	345	376
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/37	4,400	4,352
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/38	3,605	3,532
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/39	4,150	4,021
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/40	4,630	4,835
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	4.000%	11/1/44	3,000	2,829
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (NJ Transit Transportation Project)	5.000%	11/1/44	4,000	4,232
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (Portal and Bridge Project)	5.000%	11/1/52	3,770	3,953
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/30	600	639
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/42	5,000	5,151
	New Jersey Economic Development Authority Lease (Appropriation) Revenue (State Government Buildings Project)	5.000%	6/15/47	5,605	5,752
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	8,455	9,166
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	3,000	3,252
	New Jersey Economic Development Authority Lease (Appropriation) Revenue, Prere.	5.000%	6/15/27	1,800	1,951

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/35	2,290	2,436
	New Jersey Economic Development Authority Lease Revenue (State House Project)	4.500%	6/15/40	3,065	3,088
	New Jersey Economic Development Authority Lease Revenue (State House Project)	5.000%	6/15/43	3,645	3,779
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	4.000%	7/1/25	90	88
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/30	1,150	1,138
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/32	2,000	1,996
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/35	2,000	1,952
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/35	5,985	5,534
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/37	1,350	1,321
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/38	1,220	1,093
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	1,750	1,601
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	7/1/47	6,905	5,748
	New Jersey Economic Development Authority Local or Guaranteed Housing Revenue	5.000%	1/1/48	8,000	7,215
	New Jersey Economic Development Authority Miscellaneous Revenue (Seeing Eye, Inc. 2017 Project)	5.000%	6/1/32	2,345	2,470
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/27	6,000	6,373
	New Jersey Economic Development Authority Municipal Rehabilitation Refunding Bonds Revenue	5.250%	4/1/28	6,000	6,457
	New Jersey Educational Facilities Authority Appropriations Revenue	4.000%	9/1/25	130	131
	New Jersey Educational Facilities Authority Appropriations Revenue	5.000%	9/1/26	2,960	3,010
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	2,175	2,232
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/25	460	468
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/27	350	365
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	935	979
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	3,000	3,110
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	295	311
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/28	250	246
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/29	490	514
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	565	591
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	4,000	4,140
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/30	490	505

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	1,165	1,195
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	10,265	10,714
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	6,250	6,470
[2]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/31	2,150	2,254
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/32	285	289
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	1,000	1,085
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,845	2,974
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	3,000	3,256
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,305	2,405
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	2,890	2,990
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/32	420	449
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	3/1/33	9,695	10,283
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/33	390	394
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,500	2,684
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,340	2,441
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	3,170	3,265
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	430	441
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	95	99
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/33	2,475	2,560
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,825	1,980
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	940	999
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,500	2,674
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	2,340	2,438
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	850	872
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/34	1,475	1,532
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/35	81	81
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	565	597
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	1,485	1,542
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/35	2,100	2,180

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/36	1,175	913
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	1,800	1,815
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/36	775	765
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	4,975	5,360
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	3,285	3,442
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/36	1,250	1,281
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/37	2,350	1,756
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,100	1,145
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	1,340	1,364
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/37	930	972
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	1,980	2,053
[1]	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/38	750	828
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/39	2,000	1,412
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/39	600	586
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	1,050	1,086
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/39	5,180	5,234
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/40	2,000	1,378
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/40	1,000	972
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	2,670	2,377
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/40	1,230	1,252
	New Jersey Educational Facilities Authority College & University Revenue	2.000%	3/1/41	3,025	2,023
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/41	850	826
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	515	386
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/42	750	722
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/42	2,080	2,111
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	12,640	12,890
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/45	440	373
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	6,000	5,289
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/47	850	811

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Educational Facilities Authority College & University Revenue	5.000%	7/1/47	2,845	2,415
[1]	New Jersey Educational Facilities Authority College & University Revenue	3.250%	7/1/49	1,400	1,107
	New Jersey Educational Facilities Authority College & University Revenue	3.000%	7/1/50	6,395	4,423
	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	9,450	8,212
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/50	2,850	2,686
[1]	New Jersey Educational Facilities Authority College & University Revenue	4.000%	7/1/52	1,125	1,054
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/24	200	203
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/26	175	182
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/28	275	296
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/29	400	437
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/30	280	310
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/31	275	308
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/32	250	280
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	5.000%	7/1/33	275	308
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/34	350	341
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/35	225	213
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/36	375	377
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/37	820	741
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	4.000%	7/1/38	300	295
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/39	770	664
[1]	New Jersey Educational Facilities Authority College & University Revenue (William Paterson University Project)	3.000%	7/1/40	275	233
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	1,000	1,001
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	5.000%	7/1/23	2,500	2,503
	New Jersey Educational Facilities Authority College & University Revenue, Prere.	4.000%	7/1/26	10	10
	New Jersey GO	5.000%	6/1/24	5,000	5,074
	New Jersey GO	5.000%	6/1/25	5,000	5,162
	New Jersey GO	5.000%	6/1/26	5,000	5,258
	New Jersey GO	5.000%	6/1/27	5,000	5,356
	New Jersey GO	5.000%	6/1/28	5,000	5,458
	New Jersey GO	5.000%	6/1/29	2,000	2,221
	New Jersey GO	4.000%	6/1/31	10,000	10,649
	New Jersey GO	2.000%	6/1/32	3,400	2,872
	New Jersey GO	3.000%	6/1/32	11,150	10,528
	New Jersey GO	2.000%	6/1/33	1,500	1,245

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey GO	2.000%	6/1/34	2,500	2,034
	New Jersey GO	2.250%	6/1/34	2,785	2,358
	New Jersey GO	2.000%	6/1/35	1,500	1,184
	New Jersey GO	2.000%	6/1/36	1,500	1,145
	New Jersey GO	2.000%	6/1/37	1,500	1,112
[3]	New Jersey GO TOB VRDO	3.580%	6/1/23	3,750	3,750
	New Jersey GO, Prere.	5.000%	6/1/25	4,590	4,751
	New Jersey GO, Prere.	5.000%	6/1/25	2,760	2,857
	New Jersey GO, Prere.	5.000%	6/1/27	4,000	4,305
[7]	New Jersey Health Care Facilities Finance Authority Health, Hospital, Nursing Home Revenue VRDO	3.380%	6/1/23	10,000	10,000
	New Jersey Health Care Facilities Financing Authority Appropriations Revenue (Hospital Asset Transformation Program)	5.000%	10/1/28	1,225	1,304
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/24	190	192
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	95	95
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/27	2,100	2,149
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/28	1,560	1,598
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.250%	7/1/29	465	465
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,335	1,369
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/29	1,950	1,997
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,100	1,129
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,530	1,682
[1]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/30	1,850	1,895
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/31	500	507
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	1,200	1,230
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	300	319
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/31	2,445	2,621
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/32	1,695	1,571
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,455	2,688
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/32	2,370	2,537
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.125%	7/1/33	3,620	3,183
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	2,220	2,309
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	5,080	5,365
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,315	3,544
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,305	3,607

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	1,000	1,021
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/33	3,340	3,507
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	8,285	8,397
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/34	2,270	2,150
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,725	2,833
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,040	2,212
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	1,200	1,224
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/34	2,190	2,295
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	996
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	1,000	1,024
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/35	750	752
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	3,185	3,231
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	6,925	7,358
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/35	2,500	2,613
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.000%	7/1/36	2,000	1,502
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	3,750	3,730
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/36	1,000	1,000
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	1,000	1,009
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/36	2,365	2,460
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	4,670	4,626
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/37	1,365	1,359
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	6,755	7,108
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/37	3,600	3,729
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/38	1,130	939
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	4,360	4,297
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/38	1,380	1,363
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/38	2,500	2,623
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/39	1,030	842
New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	3,955	3,883

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/39	7,395	7,286
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	8,000	8,364
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	3,500	3,543
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/39	6,990	7,177
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/40	3,240	2,618
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/40	4,075	4,008
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/41	2,625	2,095
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	4,335	4,211
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	10,000	9,725
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/41	1,000	977
[8]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	10,775	11,049
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/43	4,000	4,038
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.500%	7/1/43	8,010	8,014
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/44	10,000	9,580
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/44	13,000	13,121
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/45	9,350	9,006
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.375%	7/1/46	2,500	1,622
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/46	6,480	4,840
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/46	3,640	3,694
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/47	15,000	13,878
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/48	18,965	15,482
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/49	10,400	7,247
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.625%	7/1/51	3,235	2,149
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	7,210	5,266
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	7/1/51	13,130	9,343
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	7/1/51	20,710	19,406
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/52	5,000	5,119
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/57	5,000	5,107
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	7/1/57	6,250	6,437

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[7]	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue VRDO	3.380%	6/1/23	16,940	16,940
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, ETM	5.000%	7/1/26	65	68
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	4.500%	8/15/23	5,800	5,811
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	8/15/23	540	542
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	700	712
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	800	813
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,615	1,642
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	1,415	1,439
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/24	4,050	4,117
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,165	1,229
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	800	844
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	1,000	1,053
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,875	3,029
	New Jersey Health Care Facilities Financing Authority Health, Hospital, Nursing Home Revenue, Prere.	5.000%	7/1/26	2,745	2,892
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	10/1/34	6,355	6,066
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	10/1/35	6,825	6,532
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	11/1/36	1,150	905
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.250%	10/1/37	2,965	2,947
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.875%	11/1/38	1,500	1,413
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.850%	10/1/39	4,830	4,519
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.250%	10/1/40	2,030	1,469
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	11/1/40	2,150	1,551
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/41	1,000	737
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.500%	10/1/42	5,925	5,880
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.950%	11/1/43	1,100	995
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	10/1/45	800	584
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.450%	11/1/45	1,000	690
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.750%	11/1/45	1,000	904
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.300%	10/1/46	3,825	2,650

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.600%	10/1/46	3,525	3,463
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.650%	11/1/46	1,000	708
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/47	675	626
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	11/1/48	825	721
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.000%	4/1/49	2,200	2,020
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.050%	11/1/49	865	650
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.750%	10/1/50	14,265	14,357
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.550%	11/1/50	1,000	664
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.500%	4/1/51	16,830	16,375
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.700%	11/1/51	1,000	674
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.400%	4/1/52	4,215	2,899
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	3.000%	10/1/52	2,995	2,842
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	5.000%	10/1/53	12,865	13,238
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	4.100%	11/1/53	500	434
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.625%	11/1/56	1,000	640
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue	2.750%	11/1/56	1,000	654
	New Jersey Housing & Mortgage Finance Agency Local or Guaranteed Housing Revenue (New Center City Project)	5.000%	6/1/25	4,000	4,071
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.125%	9/1/46	1,720	1,102
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	2.250%	9/1/51	2,500	1,551
	New Jersey Infrastructure Bank Intergovernmental Agreement Revenue	5.000%	9/1/52	2,230	2,445
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/40	2,705	1,859
	New Jersey Infrastructure Bank Lease Revenue	2.000%	9/1/46	6,655	4,144
	New Jersey Infrastructure Bank Lease Revenue	2.250%	9/1/50	5,530	3,469
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/31	925	1,023
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/33	330	364
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/40	6,605	6,727
	New Jersey NJ Institute of Technology College & University Revenue	5.000%	7/1/45	8,975	9,114
	New Jersey Rutgers State University College & University Revenue VRDO	3.980%	6/1/23	45,735	45,735
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/23	4,060	3,977
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	12/15/23	145	146

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	1,215	1,148
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/24	710	670
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,440	1,312
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/25	1,485	1,353
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	2,515	2,219
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/26	6,020	5,302
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/27	4,075	4,255
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/28	6,580	6,877
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	1,075	888
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	4,705	3,857
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/28	755	622
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	5,805	6,069
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/29	1,270	1,328
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/29	5,060	4,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	4,000	4,177
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/30	10,550	11,017
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.100%	6/15/31	1,335	1,354
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/31	9,000	9,383
[4]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	10,000	7,267
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/31	8,070	5,840
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/31	2,025	2,070
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/32	2,910	3,124
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	10,000	7,090
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/32	870	605
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/32	1,000	1,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/33	5,150	3,439
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	2,810	3,012
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/33	1,000	1,089
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/34	1,375	1,533

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	2,175	1,392
[1]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/34	285	187
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	12/15/34	3,250	3,468
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/35	1,625	1,794
[5]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,540	943
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	4,690	2,853
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/35	1,790	1,116
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,500	1,637
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/36	1,305	1,435
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	875	507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/36	6,775	3,897
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,080
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/37	1,000	1,087
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	8,335	4,575
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/37	2,230	1,224
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/37	2,610	2,585
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/38	1,000	980
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/38	1,000	1,071
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	8,370	4,369
[2]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/38	1,250	673
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	12/15/38	3,485	3,497
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.125%	6/15/39	3,625	3,566
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/39	1,000	1,076
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	12/15/39	3,620	3,507
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/40	1,800	1,726
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/40	1,000	1,075
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	0.000%	12/15/40	5,180	2,425
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.000%	6/15/41	3,000	2,867
[6]	New Jersey Transportation Trust Fund Authority Appropriations Revenue	4.250%	6/15/44	6,000	5,889

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.250%	6/15/46	2,435	2,623
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.000%	6/15/48	5,565	5,867
	New Jersey Transportation Trust Fund Authority Appropriations Revenue	5.500%	6/15/50	2,000	2,180
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program Notes)	5.000%	6/15/31	1,000	1,077
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/26	470	477
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/28	355	366
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/29	2,000	2,060
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.625%	6/15/30	1,075	1,094
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/31	400	411
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/33	1,535	1,715
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/34	1,500	1,664
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/35	1,500	1,648
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/36	1,500	1,630
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/37	1,815	1,800
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/39	5,390	5,225
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/41	6,600	6,306
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	1,315	1,254
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/42	5,000	4,769
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.250%	6/15/43	7,500	7,866
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/46	14,170	13,303
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	5.000%	6/15/46	3,000	3,096
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	3.000%	6/15/50	1,500	1,115
	New Jersey Transportation Trust Fund Authority Appropriations Revenue (Transportation Program)	4.000%	6/15/50	10,195	9,447
[3,7]	New Jersey Transportation Trust Fund Authority Appropriations Revenue TOB VRDO	3.450%	6/1/23	2,625	2,625
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/32	1,000	1,074
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/33	1,000	1,073
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/34	1,000	1,070
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	1,000	1,003
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/36	2,000	2,008

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/37	1,500	1,603
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/38	3,000	2,940
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.250%	6/15/39	1,000	870
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/44	9,715	9,168
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/45	5,670	5,316
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/45	6,000	6,296
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.500%	6/15/46	6,640	5,640
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	3.000%	6/15/50	6,040	4,489
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	2,365	2,189
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	4.000%	6/15/50	6,990	6,481
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	5,400	5,551
	New Jersey Transportation Trust Fund Authority Fuel Sales Tax Revenue	5.000%	6/15/50	1,975	2,058
[6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	5.000%	6/15/35	1,000	1,113
[6]	New Jersey Transportation Trust Fund Authority Intergovernmental Agreement Revenue	4.250%	6/15/40	6,000	5,932
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/32	2,250	1,566
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/33	4,035	2,695
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/34	2,000	1,280
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/38	10,000	5,219
	New Jersey Transportation Trust Fund Authority Lease (Appropriation) Revenue	0.000%	12/15/39	4,080	2,024
[5,9]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/24	100	95
[5,10]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/26	825	733
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/32	1,825	1,294
[2]	New Jersey Transportation Trust Fund Authority Transit Revenue	0.000%	12/15/38	175	94
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/31	2,600	2,826
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	150	163
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	145	149
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/32	3,100	3,368
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	30	33
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/33	1,250	1,357
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/34	5,000	5,135
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/35	2,000	2,043
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/36	650	660
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/36	3,890	4,181
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/40	2,000	2,118
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	9,750	9,658
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/42	5,000	4,953
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/43	2,185	2,159
	New Jersey Turnpike Authority Highway Revenue	4.250%	1/1/43	8,000	8,101

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/45	965	986
	New Jersey Turnpike Authority Highway Revenue	4.500%	1/1/48	3,000	3,062
	New Jersey Turnpike Authority Highway Revenue	5.000%	1/1/48	4,000	4,216
	New Jersey Turnpike Authority Highway Revenue	4.000%	1/1/51	18,000	17,183
	New Jersey Turnpike Authority Highway Revenue	5.250%	1/1/52	6,000	6,594
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.460%	6/1/23	11,900	11,900
[3]	New Jersey Turnpike Authority Highway Revenue TOB VRDO	3.470%	6/1/23	3,040	3,040
[2]	Newark Board of Education GO	5.000%	7/15/31	500	561
[2]	Newark Board of Education GO	5.000%	7/15/32	500	560
[2]	Newark Board of Education GO	5.000%	7/15/33	520	582
[2]	Newark Board of Education GO	4.000%	7/15/35	500	503
[2]	Newark Board of Education GO	4.000%	7/15/36	475	470
[2]	Newark Board of Education GO	4.000%	7/15/37	450	440
[2]	Newark Board of Education GO	3.000%	7/15/38	1,350	1,137
[2]	Newark Board of Education GO	3.000%	7/15/39	1,550	1,275
[2]	Newark Board of Education GO	3.000%	7/15/40	3,025	2,435
[2]	Newark Board of Education GO	3.000%	7/15/41	3,855	3,084
[2]	Newark Board of Education GO	3.000%	7/15/42	800	634
[4]	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (ADDL-Newark Redevelopment Project)	5.000%	1/1/32	2,500	2,685
	Newark Housing Authority Scholarship Foundation A New Jersey Intergovernmental Agreement Revenue (Newark Redevelopment Project)	4.000%	1/1/37	8,600	8,662
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	5.375%	11/15/52	3,920	4,368
[1]	Newark NJ Mass Transit Access Tax Miscellaneous Taxes Revenue	6.000%	11/15/62	9,370	10,746
[1]	North Bergen Township Board of Education GO	4.000%	7/15/41	910	896
	North Brunswick Township Board of Education GO	3.250%	8/15/31	395	396
	North Brunswick Township Board of Education GO	3.375%	8/15/37	1,695	1,581
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/37	1,485	1,704
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/38	1,000	1,139
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/39	1,100	1,248
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/40	1,100	1,240
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/41	1,000	1,132
[1]	North Hudson Sewerage Authority Lease (Non-Terminable) Revenue	5.000%	6/1/42	1,045	1,189
	Ocean City NJ GO	2.250%	9/15/32	2,370	2,090
	Passaic County Improvement Authority Auto Parking Revenue	5.000%	5/1/42	2,500	2,632
	Passaic County Improvement Authority Charter School Aid Revenue	4.250%	7/1/33	620	622
	Passaic County Improvement Authority Charter School Aid Revenue	5.250%	7/1/43	670	677
	Passaic County Improvement Authority Charter School Aid Revenue	5.375%	7/1/53	1,000	1,004
	Passaic County Improvement Authority Charter School Aid Revenue	5.500%	7/1/58	1,000	1,006
	Passaic County Improvement Authority Lease (Non-Terminable) Revenue (DPW Building Project)	5.000%	5/1/33	720	747
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/33	110	116
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	4.000%	8/15/34	125	131

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/36	145	133
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/37	150	134
	Passaic County Improvement Authority Lease Revenue (Paterson City Project)	3.000%	8/15/44	755	618
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/34	1,000	1,086
	Passaic County Improvement Authority Miscellaneous Revenue (Guaranteed-City Paterson Project)	5.000%	6/15/35	1,200	1,298
	Passaic County NJ GO	3.000%	5/1/32	540	526
	Passaic County NJ GO	3.000%	11/1/35	3,000	2,811
	Passaic County NJ GO	1.000%	12/1/35	1,675	1,185
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/36	1,495	1,348
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/37	1,935	1,701
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/38	970	833
[1]	Passaic Valley Sewerage Commission Sewer Revenue	3.000%	12/1/39	500	421
[2]	Perth Amboy NJ GO	5.000%	3/15/29	690	769
[2]	Perth Amboy NJ GO	5.000%	3/15/30	600	679
[2]	Perth Amboy NJ GO	5.000%	3/15/31	750	860
	Rancocas Valley Regional High School District GO	3.000%	3/15/39	1,300	1,118
	Rancocas Valley Regional High School District GO	3.000%	3/15/40	1,300	1,102
[2]	Salem County NJ GO	3.000%	6/15/33	270	258
	Salem County NJ GO	2.000%	6/15/36	1,680	1,272
	Salem County NJ GO	2.000%	6/15/37	1,835	1,345
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/34	1,915	1,964
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/39	2,910	2,947
	South Jersey Port Corp. Port, Airport & Marina Revenue	5.000%	1/1/49	2,450	2,479
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	200	216
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/28	1,140	1,232
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/29	500	548
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	450	457
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/30	500	548
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/31	500	547
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	750	759
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/32	500	546
[1]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/33	500	545
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	9,620	9,650
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/39	1,000	1,058
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/40	2,125	1,999
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/40	1,750	1,845
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	3,250	3,485
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/41	1,750	1,840
	South Jersey Transportation Authority Highway Revenue	4.500%	11/1/42	2,000	2,012
	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	8,410	8,695
[2]	South Jersey Transportation Authority Highway Revenue	5.000%	11/1/45	3,525	3,747
	South Jersey Transportation Authority Highway Revenue	4.625%	11/1/47	2,635	2,664
	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	11,735	10,805
[2]	South Jersey Transportation Authority Highway Revenue	4.000%	11/1/50	3,265	3,156
	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	5,300	5,587
[2]	South Jersey Transportation Authority Highway Revenue	5.250%	11/1/52	3,650	3,961
	South Orange & Maplewood School District GO	2.250%	11/1/37	1,120	861
	South Orange & Maplewood School District GO	2.250%	11/1/38	1,000	754
	South Orange & Maplewood School District GO	2.000%	8/15/40	1,550	1,069
	South Orange & Maplewood School District GO	2.125%	8/15/41	1,525	1,054
	South Orange & Maplewood School District GO	2.500%	11/1/42	3,100	2,267

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Sussex County Municipal Utilities Authority Resource Recovery Revenue (Landfill Expansion Project)	3.000%	12/1/41	1,100	927
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/25	1,650	1,696
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/26	1,405	1,468
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/28	2,310	2,478
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/29	1,500	1,612
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/30	1,535	1,647
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/31	3,750	4,015
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/32	2,850	3,048
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/33	2,750	2,933
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/34	3,750	3,988
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/35	2,920	3,087
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/36	2,000	2,100
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	4.000%	6/1/37	3,100	3,098
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/37	3,050	3,186
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	10,080	10,327
Tobacco Settlement Financing Corp. Tobacco Settlement Funded Revenue	5.000%	6/1/46	12,290	12,344
Toms River Township NJ GO	4.000%	6/1/38	1,190	1,196
Union City NJ GO	5.000%	11/1/23	1,060	1,065
Union County NJ GO	4.000%	3/1/32	3,000	3,202
Union Township NJ/Union County GO	1.000%	8/1/32	1,094	861
West Deptford Township NJ GO	3.000%	2/15/32	640	621
West Windsor-Plainsboro Regional School District GO	2.375%	8/1/36	3,325	2,680
				2,127,458
Delaware (0.4%)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/34	170	198
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/35	1,000	932
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	170	196
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/35	350	404
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/36	1,000	907
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	170	195
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/36	300	345
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/37	1,000	895
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	350	394
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/37	170	191
Delaware River & Bay Authority Highway Revenue	3.000%	1/1/38	1,000	874
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/38	170	189
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/39	1,000	1,002
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/39	150	165
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/40	700	697
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/40	170	186
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/41	450	445

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/41	185	201
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/42	750	736
Delaware River & Bay Authority Highway Revenue	5.000%	1/1/42	170	184
Delaware River & Bay Authority Highway Revenue	4.000%	1/1/46	1,000	962
				10,298
Guam (0.3%)
Guam Government Waterworks Authority Water Revenue, Prere.	5.500%	7/1/23	3,000	3,004
Guam Miscellaneous Taxes Revenue	4.000%	1/1/36	200	189
Guam Miscellaneous Taxes Revenue	4.000%	1/1/42	1,170	1,026
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/27	1,135	1,152
Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/29	1,355	1,377
				6,748
New York (3.5%)
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.375%	3/1/28	925	974
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.000%	12/1/31	5,000	4,992
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/36	5,560	6,115
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/37	3,140	3,206
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/38	1,310	1,325
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/38	3,800	4,098
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/38	4,000	4,040
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/39	1,000	1,006
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	9/1/39	4,560	4,583
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/39	2,695	2,921
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	3,150	3,148
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/40	935	934
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/46	2,500	2,443
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	9/1/48	3,740	3,970
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	11/1/49	11,395	11,051
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/51	2,250	2,168
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	1/15/52	5,000	5,385
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	8/1/52	2,000	2,200
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.000%	7/15/56	2,500	2,659
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.250%	11/15/57	10,405	10,953
Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.000%	7/15/61	2,500	2,352
				80,523

New Jersey Long-Term Tax-Exempt Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Pennsylvania (2.5%)
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/31	1,540	1,664
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	2,250	2,427
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/33	135	150
[2]	Delaware River Joint Toll Bridge Commission Highway Revenue	4.000%	7/1/34	1,660	1,688
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	1,000	1,076
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/34	135	150
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/35	175	193
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	2,260	2,409
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/36	155	169
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	2,515	2,668
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/37	150	163
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/38	215	232
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/39	170	182
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/42	12,000	12,512
	Delaware River Joint Toll Bridge Commission Highway Revenue	5.000%	7/1/47	5,500	5,705
	Delaware River Port Authority Highway Revenue	5.000%	1/1/31	1,730	1,917
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	12,040	12,127
	Delaware River Port Authority Highway Revenue	5.000%	1/1/37	1,000	1,081
	Delaware River Port Authority Highway Revenue	5.000%	1/1/38	3,900	4,176
	Delaware River Port Authority Highway Revenue	5.000%	1/1/39	3,500	3,730
	Delaware River Port Authority Highway Revenue	5.000%	1/1/40	2,500	2,517
					56,936
Puerto Rico (1.3%)
	Commonwealth of Puerto Rico GO	5.250%	7/1/23	501	502
	Commonwealth of Puerto Rico GO	0.000%	7/1/24	306	292
	Commonwealth of Puerto Rico GO	5.375%	7/1/25	3,283	3,352
	Commonwealth of Puerto Rico GO	5.625%	7/1/27	1,862	1,946
	Commonwealth of Puerto Rico GO	5.625%	7/1/29	2,546	2,697
	Commonwealth of Puerto Rico GO	5.750%	7/1/31	3,805	4,097
	Commonwealth of Puerto Rico GO	0.000%	7/1/33	657	385
	Commonwealth of Puerto Rico GO	4.000%	7/1/33	1,013	930
	Commonwealth of Puerto Rico GO	4.000%	7/1/35	288	257
	Commonwealth of Puerto Rico GO	4.000%	7/1/46	84	68
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/30	1,080	1,096
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	500	503
[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/33	750	755
	Puerto Rico Highway & Transportation Authority Highway Revenue	0.000%	7/1/32	272	173
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/24	332	317
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/27	1,759	1,479
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/29	580	444
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/31	1,001	693
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/40	6,366	5,898
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.784%	7/1/58	1,634	1,501

New Jersey Long-Term Tax-Exempt Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/58	1,605	1,533
				28,918
Total Tax-Exempt Municipal Bonds (Cost $2,410,248)				2,310,881
Total Investments (99.9%) (Cost $2,410,248)				2,310,881
Other Assets and Liabilities—Net (0.1%)				2,987
Net Assets (100%)				2,313,868
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
2	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2023, the aggregate value was $67,369,000, representing 2.9% of net assets.
4	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
5	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of May 31, 2023.
7	Scheduled principal and interest payments are guaranteed by bank letter of credit.
8	Securities with a value of $319,000 have been segregated as initial margin for open futures contracts.
9	Scheduled principal and interest payments are guaranteed by Assured Guaranty Corp.
10	Scheduled principal and interest payments are guaranteed by Berkshire Hathaway Assurance Corp.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
TOB—Tender Option Bond.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	September 2023	101	20,789	(24)
Ultra Long U.S. Treasury Bond	September 2023	12	1,642	25
				1

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Assets and Liabilities
As of May 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Unaffiliated Issuers (Cost $2,410,248)	2,310,881
Investment in Vanguard	82
Cash	59
Receivables for Investment Securities Sold	13,085
Receivables for Accrued Income	34,131
Receivables for Capital Shares Issued	558
Variation Margin Receivable—Futures Contracts	46
Other Assets	102
Total Assets	2,358,944
Liabilities
Payables for Investment Securities Purchased	41,767
Payables for Capital Shares Redeemed	1,418
Payables for Distributions	1,791
Payables to Vanguard	100
Total Liabilities	45,076
Net Assets	2,313,868
At May 31, 2023, net assets consisted of:

Paid-in Capital	2,443,937
Total Distributable Earnings (Loss)	(130,069)
Net Assets	2,313,868

Investor Shares—Net Assets
Applicable to 23,038,605 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	257,326
Net Asset Value Per Share—Investor Shares	$11.17

Admiral Shares—Net Assets
Applicable to 184,123,945 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,056,542
Net Asset Value Per Share—Admiral Shares	$11.17

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Operations

Six Months Ended May 31, 2023
($000)
Investment Income
Income
Interest	39,674
Total Income	39,674
Expenses
The Vanguard Group—Note B
Investment Advisory Services	59
Management and Administrative—Investor Shares	192
Management and Administrative—Admiral Shares	784
Marketing and Distribution—Investor Shares	11
Marketing and Distribution—Admiral Shares	54
Custodian Fees	7
Shareholders’ Reports—Investor Shares	8
Shareholders’ Reports—Admiral Shares	11
Trustees’ Fees and Expenses	1
Other Expenses	13
Total Expenses	1,140
Expenses Paid Indirectly	(7)
Net Expenses	1,133
Net Investment Income	38,541
Realized Net Gain (Loss)
Investment Securities Sold	(15,085)
Futures Contracts	(340)
Realized Net Gain (Loss)	(15,425)
Change in Unrealized Appreciation (Depreciation)
Investment Securities	35,262
Futures Contracts	57
Change in Unrealized Appreciation (Depreciation)	35,319
Net Increase (Decrease) in Net Assets Resulting from Operations	58,435

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Statement of Changes in Net Assets

	Six Months Ended May 31, 2023	Year Ended November 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	38,541	73,502
Realized Net Gain (Loss)	(15,425)	(14,660)
Change in Unrealized Appreciation (Depreciation)	35,319	(326,803)
Net Increase (Decrease) in Net Assets Resulting from Operations	58,435	(267,961)
Distributions
Investor Shares	(4,181)	(9,797)
Admiral Shares	(33,945)	(80,138)
Total Distributions	(38,126)	(89,935)
Capital Share Transactions
Investor Shares	4,945	(14,797)
Admiral Shares	41,753	(138,212)
Net Increase (Decrease) from Capital Share Transactions	46,698	(153,009)
Total Increase (Decrease)	67,007	(510,905)
Net Assets
Beginning of Period	2,246,861	2,757,766
End of Period	2,313,868	2,246,861

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.06	$12.75	$12.66	$12.49	$11.78	$12.09
Investment Operations
Net Investment Income[1]	.185	.345	.342	.375	.402	.419
Net Realized and Unrealized Gain (Loss) on Investments	.108	(1.614)	.190	.242	.758	(.242)
Total from Investment Operations	.293	(1.269)	.532	.617	1.160	.177
Distributions
Dividends from Net Investment Income	(.183)	(.344)	(.342)	(.375)	(.403)	(.420)
Distributions from Realized Capital Gains	—	(.077)	(.100)	(.072)	(.047)	(.067)
Total Distributions	(.183)	(.421)	(.442)	(.447)	(.450)	(.487)
Net Asset Value, End of Period	$11.17	$11.06	$12.75	$12.66	$12.49	$11.78
Total Return[2]	2.65%	-10.06%	4.26%	5.07%	10.00%	1.49%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$257	$250	$305	$281	$290	$229
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	3.30%	2.99%	2.68%	3.04%	3.28%	3.53%
Portfolio Turnover Rate	17%	38%	23%	31%	12%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended May 31, 2023	Year Ended November 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$11.06	$12.75	$12.66	$12.49	$11.78	$12.09
Investment Operations
Net Investment Income[1]	.189	.354	.353	.385	.413	.429
Net Realized and Unrealized Gain (Loss) on Investments	.108	(1.614)	.189	.242	.757	(.242)
Total from Investment Operations	.297	(1.260)	.542	.627	1.170	.187
Distributions
Dividends from Net Investment Income	(.187)	(.353)	(.352)	(.385)	(.413)	(.430)
Distributions from Realized Capital Gains	—	(.077)	(.100)	(.072)	(.047)	(.067)
Total Distributions	(.187)	(.430)	(.452)	(.457)	(.460)	(.497)
Net Asset Value, End of Period	$11.17	$11.06	$12.75	$12.66	$12.49	$11.78
Total Return[2]	2.69%	-9.99%	4.34%	5.16%	10.09%	1.57%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,057	$1,997	$2,453	$2,268	$2,208	$1,865
Ratio of Total Expenses to Average Net Assets	0.09%[3]	0.09%[3]	0.09%	0.09%	0.09%	0.09%
Ratio of Net Investment Income to Average Net Assets	3.38%	3.07%	2.76%	3.12%	3.36%	3.61%
Portfolio Turnover Rate	17%	38%	23%	31%	12%	19%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.09%.

See accompanying Notes, which are an integral part of the Financial Statements.

New Jersey Long-Term Tax-Exempt Fund
Notes to Financial Statements
Vanguard New Jersey Long-Term Tax-Exempt Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended May 31, 2023, the fund’s average investments in long and short futures contracts represented 1% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

New Jersey Long-Term Tax-Exempt Fund
4. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month. Annual distributions from realized capital gains, if any, are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended May 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
6. Other: Interest income is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

New Jersey Long-Term Tax-Exempt Fund
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At May 31, 2023, the fund had contributed to Vanguard capital in the amount of $82,000, representing less than 0.01% of the fund’s net assets and 0.03% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended May 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $7,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	2,310,881	—	2,310,881
Derivative Financial Instruments
Assets
Futures Contracts[1]	25	—	—	25
Liabilities
Futures Contracts[1]	24	—	—	24
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

New Jersey Long-Term Tax-Exempt Fund
E.	As of May 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	2,413,077
Gross Unrealized Appreciation	18,659
Gross Unrealized Depreciation	(120,854)
Net Unrealized Appreciation (Depreciation)	(102,195)
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at November 30, 2022, the fund had available capital losses totaling $14,997,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending November 30, 2023; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.	During the six months ended May 31, 2023, the fund purchased $437,532,000 of investment securities and sold $388,288,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended May 31, 2023, such purchases were $17,700,000 and sales were $60,655,000, resulting in net realized gain (loss) of $0; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital share transactions for each class of shares were:

	Six Months Ended May 31, 2023		Year Ended November 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	38,996	3,469	71,043	6,148
Issued in Lieu of Cash Distributions	3,472	310	8,234	707
Redeemed	(37,523)	(3,351)	(94,074)	(8,165)
Net Increase (Decrease)—Investor Shares	4,945	428	(14,797)	(1,310)
Admiral Shares
Issued	209,827	18,674	385,780	33,987
Issued in Lieu of Cash Distributions	23,970	2,139	57,256	4,911
Redeemed	(192,044)	(17,162)	(581,248)	(50,822)
Net Increase (Decrease)—Admiral Shares	41,753	3,651	(138,212)	(11,924)

New Jersey Long-Term Tax-Exempt Fund
H.	Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund's use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to May 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard New Jersey Long-Term Tax-Exempt Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard New Jersey Tax-Free Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard New Jersey Long-Term Tax-Exempt Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q142 072023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: July 24, 2023

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: July 24, 2023

* By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.